Equity - Other reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Equity other reserves [Abstract]
Legal reserve	€ 279	€ 279		€ 279
Other reserves	1,987	2,574		(335)
Equity-settled share-based payment expense	72	72		72
Other comprehensive income	(9,087)	(7,796)		(1,394)
Other reserves	€ (6,749)	€ (4,871)	[1]	€ (1,378)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.